Exhibit 99.1

Volkswagen Auto Lease Trust 2013-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					6/18/2014
2	Payment Date					6/20/2014
3	Collection Period				4/27/2014	5/31/2014	35
4	Monthly Interest Period- Actual				5/20/2014	6/19/2014	31
5	Monthly Interest- Scheduled						30

B.	SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	—	—	—	—	—
7	Class A-2-A Fixed Notes	225,000,000.00	172,580,997.51	—	19,277,001.80	153,303,995.71	0.6813511
8	Class A-2-B Floating Notes	370,000,000.00	283,799,862.57	—	31,699,958.51	252,099,904.06	0.6813511
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	—	350,000,000.00	1.0000000
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$891,380,860.08	$—	$50,976,960.31	$840,403,899.77

11	Overcollateralization	224,969,190.96	247,057,339.54			247,057,339.49

12	Total Securitization Value	$1,474,969,190.96	$1,138,438,199.62			$1,087,461,239.26

13	NPV Lease Payments Receivable	590,265,127.79	326,524,903.89			297,464,400.55
14	NPV Base Residual	884,704,063.17	811,913,295.73			789,996,838.71

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.23000%	—	—	—	—
16	Class A-2-A Fixed Notes		0.63000%	90,605.02	0.4026890	19,367,606.82	86.0782525
17	Class A-2-B Floating Notes		0.39925%	97,570.00	0.2637027	31,797,528.51	85.9392662
18	Class A-3 Notes		0.84000%	245,000.00	0.7000000	245,000.00	0.7000000
19	Class A-4 Notes		1.07000%	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			508,966.69		51,485,927.00

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						25,602,324.48
20	Pull Ahead Waived Payments						299,178.21
21	Sales Proceeds - Early Terminations						29,452,680.90
22	Sales Proceeds - Scheduled Terminations						5,858,630.64
23	Security Deposits for Terminated Accounts						19,974.00
24	Excess Wear and Tear Received						67,823.35
25	Excess Mileage Charges Received						74,206.02
26	Other Recoveries Received						2,602.47

27	Subtotal: Total Collections						61,377,420.07

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						1,943.70

31	Total Available Funds, prior to Servicer Advances						61,379,363.77

32	Servicer Advance						—

33	Total Available Funds						61,379,363.77

34	Reserve Account Draw						—

35	Available for Distribution						61,379,363.77

Volkswagen Auto Lease Trust 2013-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 2

D.	DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		948,698.50
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		508,966.69
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	59,916,698.58
49	Regular Principal Distribution Amount	50,976,960.31
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		50,976,960.31
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		8,939,738.27

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		891,380,860.08
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,087,461,239.26)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		891,380,860.08
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(840,403,899.77)

61	Regular Principal Distribution Amount (not less than zero)		50,976,960.31

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,087,461,239.26
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

65	Targeted Note Balance		840,403,899.77

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		61,379,363.77
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 amd 40)		948,698.50
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		508,966.69
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		59,916,698.58
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		59,916,698.58

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2013-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 3

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance		7,374,845.95
85	Initial Reserve Account Balance		7,374,845.95
86	Beginning Reserve Account Balance		7,374,845.95
87	Plus: Net Investment Income for the Collection Period		187.86

88	Subtotal: Reserve Fund Available for Distribution		7,375,033.81
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal: Reserve Account Balance		7,375,033.81
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		187.86

93	Equals: Ending Reserve Account Balance		7,374,845.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	333	5,512,962.63
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(5,879,300.35)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		19,125.00
99	Less: Excess Wear and Tear Received		(67,823.35)
100	Less: Excess Mileage Received		(74,206.02)

101	Current Period Net Residual Losses/(Gains)	333	(489,242.09)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	972	(1,676,907.32)
104	Current Period Net Residual Losses (Item 101)	333	(489,242.09)

105	Ending Cumulative Net Residual Losses	1,305	(2,166,149.41)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.15%

G.	POOL STATISTICS
107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,474,969,191	1,087,461,239
109	Aggregate Base Residual Value			1,026,754,815	863,969,714
110	Number of Current Contracts			65,841	55,737
111	Weighted Average Lease Rate			2.61%	2.47%
112	Average Remaining Term			25.8	14.8
113	Average Original Term			38.9	38.9
114	Proportion of Base Prepayment Assumption Realized				161.38%
115	Actual Monthly Prepayment Speed				1.54%
116	Turn-in Ratio on Scheduled Terminations				93.99%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		57,516	1,280,618,308.	1,138,438,200
118	Depreciation/Payments			(19,381,817.13)	(18,478,726)
119	Gross Credit Losses		(24)	(489,425)	(455,749)
120	Early Terminations - Regular		(1,047)	(24,534,958)	(22,473,100)
121	Early Terminations - Lease Pull Aheads		(375)	(4,757,124)	(4,043,649)
122	Scheduled Terminations - Purchased by Customer	321,967	(20)	(340,103)	(319,680)
123	Scheduled Terminations - Sold at Auction	725,550	(47)	(811,509)	(764,679)
124	Scheduled Terminations - Purchased by Dealer	4,814,087	(266)	(4,754,170)	(4,428,604)

125	Pool Balance - End of Period		55,736	1,225,549,201	1,087,461,239

126	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
127	Current		55,433	1,081,803,393.45	99.48%
128	31 - 90 Days Delinquent		273	5,017,792.56	0.46%
129	91+ Days Delinquent		30	640,053.25	0.06%

130	Total		55,736	1,087,461,239.26	100.00%

Volkswagen Auto Lease Trust 2013-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 4

131	Credit Losses:	Units	Amounts
132	Aggregate Securitization Value on charged-off units	24	455,749
133	Aggregate Liquidation Proceeds on charged-off units		(150,221)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(2,602)

137	Current Period Aggregate Net Credit Losses/(Gains)	24	302,925

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	109	691,755
140	Current Period Net Credit Losses (Item 137)	24	302,925

141	Ending Cumulative Net Credit Losses	133	994,680

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.07%

142	Aging of Scheduled Maturies Not Sold		Units
143	0 - 60 Days since Contract Maturity		150
144	61 - 120 Days since Contract Maturity		5
145	121+ Days since Contract Maturity		—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-31-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
07/20/2014	26,047,126
08/20/2014	38,820,479
09/20/2014	40,913,672
10/20/2014	42,595,692
11/20/2014	38,062,722
12/20/2014	41,449,787
01/20/2015	57,804,686
02/20/2015	42,060,653
03/20/2015	44,108,058
04/20/2015	52,845,110
05/20/2015	57,551,692
06/20/2015	42,901,202
07/20/2015	40,017,170
08/20/2015	46,046,801
09/20/2015	54,583,404
10/20/2015	54,121,716
11/20/2015	46,528,770
12/20/2015	34,592,183
01/20/2016	27,751,121
02/20/2016	33,026,259
03/20/2016	36,373,178
04/20/2016	35,928,464
05/20/2016	19,645,981
06/20/2016	42,328,728
07/20/2016	42,795,329
08/20/2016	15,326,502
09/20/2016	9,156,188
10/20/2016	7,948,173
11/20/2016	2,902,655
12/20/2016	1,556,903
01/20/2017	1,204,427
02/20/2017	3,132,912
03/20/2017	3,802,995
04/20/2017	3,381,738
05/20/2017	148,762

Total:	1,087,461,239

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month